REVENUE (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
REVENUE
Gold	$ 4,094
Silver	30
Subtotal	4,124
Refining and transportation	(33)
Total revenue	$ 4,091